First Trust Growth Strength ETF Investment Strategy - First Trust Growth Strength ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. According to the Index Provider, the Index seeks to provide exposure to well-capitalized companies with strong market positions. The companies are screened for strong balance sheets, a high degree of liquidity, the ability to generate earnings and cash flow growth and a record of financial strength and profit growth. The Index is composed of 50 securities selected objectively based on cash on hand, debt ratios and revenue and cash flow growth. The Index’s initial selection universe is composed of all the securities comprising the Nasdaq US BenchmarkTM Index. The Index then excludes all securities that do not meet the size and liquidity requirements of the Index and duplicate (multiple share classes) companies. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. To be eligible for inclusion in the Index, a security must have at least $1 billion in cash or short-term equivalents, after removing restricted cash, have a long-term debt to market capitalization ratio less than 30%, have a positive shareholder equity and have a return on equity greater than 15%. A security must also have positive cash flow and revenue figures three years prior to be eligible for inclusion in the Index. The eligible securities are then ranked by their three-year revenue percentage growth and three-year cash flow percentage growth. Those rankings are then combined equally and securities ranked outside the lowest 15 by combined rank within each Industry, as determined by the Industry Classification Benchmark ("ICB"), are excluded. In the event that multiple securities share the fifteenth-lowest combined rank, only the security among them with the highest free float market capitalization may be selected. The 50 securities with the lowest combined ranks are chosen for inclusion in the Index. In the case of ties in combined ranks, the security with highest free float market capitalization is selected. Once finalized, each security is equally-weighted. The Fund may invest in real estate investment trusts ("REITs"). The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 50 securities and the Fund had significant investments in information technology companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 50 securities and the Fund had significant investments in information technology companies, although this may change from time to time.